Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
beginning of year	$ 2,678	$ 2,662
Foreign currency translation	(28)	16
end of year	2,650	2,678
Goodwill	$ 1,814	$ 1,829